Performance Management	Feb. 27, 2026
CRM SMALL CAP VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund’s average annual total returns for one, five and ten years, both before and after taxes, compared with those of a broad-based securities market index and an additional index that has characteristics relevant to the Fund’s investment strategies. The Russell 3000® Total Return Index (the “Regulatory Benchmark”) is a broad-based measure of overall market performance used as a benchmark only for regulatory purposes. The Performance Benchmark is an index that has characteristics relevant to the Fund’s investment strategies. The Fund makes updated performance information available at the Fund’s website, www.crmfunds.com/funds-overview/performance, or at the following telephone number: 800-CRM-2883. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund’s average annual total returns for one, five and ten years, both before and after taxes, compared with those of a broad-based securities market index and an additional index that has characteristics relevant to the Fund’s investment strategies.
Bar Chart [Heading]	Annual Total Returns For Institutional Shares For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

Calendar YTD Total Return as of December 31, 2025: 2.62%

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart
34.17% For the quarter ended December 31, 2020	(38.56)% For the quarter ended March 31, 2020

Year to Date Return, Label [Optional Text]	Calendar YTD Total Return
Bar Chart, Year to Date Return	2.62%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter During the Period Covered in the Bar Chart
Highest Quarterly Return	34.17%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter During the Period Covered in the Bar Chart
Lowest Quarterly Return	(38.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of shares.
Performance [Table]
Average Annual Total Returns as of December 31, 2025	1 Year	5 Years	10 Years
Institutional Shares
Before Taxes	2.62%	7.93%	8.07%
After Taxes on Distributions	0.77%	5.75%	5.88%
After Taxes on Distributions and Sale of Shares	2.88%	5.91%	5.95%
Investor Shares
Before Taxes	2.48%	7.71%	7.83%
Russell 2000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	9.27%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary. Returns after taxes on distributions and sale of shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of shares.

Performance Availability Website Address [Text]	www.crmfunds.com/funds-overview/performance
Performance Availability Phone [Text]	800-CRM-2883
CRM SMALL/MID CAP VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund’s average annual total returns for one, five and ten years, both before and after taxes, compared with those of a broad-based securities market index and an additional index that has characteristics relevant to the Fund’s investment strategies. The Russell 3000® Total Return Index (the “Regulatory Benchmark”) is a broad-based measure of overall market performance used as a benchmark only for regulatory purposes. The Performance Benchmark is an index that has characteristics relevant to the Fund’s investment strategies. Total returns would have been lower had certain fees and expenses not been waived. The Fund makes updated performance information available at the Fund’s website, www.crmfunds.com/funds-overview/performance, or at the following telephone number: 800-CRM-2883. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund’s average annual total returns for one, five and ten years, both before and after taxes, compared with those of a broad-based securities market index and an additional index that has characteristics relevant to the Fund’s investment strategies.
Bar Chart [Heading]	Annual Total Returns For Institutional Shares For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

Calendar YTD Total Return as of December 31, 2025: 4.15%

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart
26.29% For the quarter ended December 31, 2020	(29.65)% For the quarter ended March 31, 2020

Year to Date Return, Label [Optional Text]	Calendar YTD Total Return
Bar Chart, Year to Date Return	4.15%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter During the Period Covered in the Bar Chart
Highest Quarterly Return	26.29%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter During the Period Covered in the Bar Chart
Lowest Quarterly Return	(29.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of shares.
Performance [Table]
Average Annual Total Returns as of December 31, 2025	1 Year	5 Years	10 Years
Institutional Shares
Before Taxes	4.15%	8.54%	10.34%
After Taxes on Distributions	2.93%	5.50%	7.42%
After Taxes on Distributions and Sale of Shares	3.33%	6.04%	7.57%
Investor Shares
Before Taxes	3.85%	8.34%	10.10%
Russell 2500® Value Total Return Index (reflects no deduction for fees, expenses or taxes)	12.73%	10.02%	9.72%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary. Returns after taxes on distributions and sale of shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of shares.

Performance Availability Website Address [Text]	www.crmfunds.com/funds-overview/performance
Performance Availability Phone [Text]	800-CRM-2883
CRM MID CAP VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund’s average annual total returns for one, five and ten years, both before and after taxes, compared with those of a broad-based securities market index and an additional index that has characteristics relevant to the Fund’s investment strategies. The Russell 3000® Total Return Index (the “Regulatory Benchmark”) is a broad-based measure of overall market performance used as a benchmark only for regulatory purposes. The Performance Benchmark is an index that has characteristics relevant to the Fund’s investment strategies. The Fund makes updated performance information available at the Fund’s website, www.crmfunds.com/funds-overview/performance, or at the following telephone number: 800-CRM-2883. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund’s average annual total returns for one, five and ten years, both before and after taxes, compared with those of a broad-based securities market index and an additional index that has characteristics relevant to the Fund’s investment strategies.
Bar Chart [Heading]	Annual Total Returns For Institutional Shares For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

Calendar YTD Total Return as of December 31, 2025: 9.09%

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart
22.72% For the quarter ended December 31, 2020	(26.46)% For the quarter ended March 31, 2020

Year to Date Return, Label [Optional Text]	Calendar YTD Total Return
Bar Chart, Year to Date Return	9.09%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter During the Period Covered in the Bar Chart
Highest Quarterly Return	22.72%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter During the Period Covered in the Bar Chart
Lowest Quarterly Return	(26.46%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of shares.
Performance [Table]
Average Annual Total Returns as of December 31, 2025	1 Year	5 Years	10 Years
Institutional Shares
Before Taxes	9.09%	8.25%	10.25%
After Taxes on Distributions	7.61%	6.03%	8.13%
After Taxes on Distributions and Sale of Shares	6.41%	6.20%	7.87%
Investor Shares
Before Taxes	8.88%	8.06%	10.04%
Russell Midcap® Value Total Return Index (reflects no deduction for fees, expenses or taxes)	11.05%	9.83%	9.78%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary. Returns after taxes on distributions and sale of shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of shares.

Performance Availability Website Address [Text]	www.crmfunds.com/funds-overview/performance
Performance Availability Phone [Text]	800-CRM-2883
CRM All Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund’s average annual total returns for one, five and ten years, both before and after taxes, compared with those of a broad-based securities market index and an additional index that has characteristics relevant to the Fund’s investment strategies. The Russell 3000® Total Return Index (the “Regulatory Benchmark”) is a broad-based measure of overall market performance used as a benchmark only for regulatory purposes. The Performance Benchmark is an index that has characteristics relevant to the Fund’s investment strategies. Total returns would have been lower had certain fees and expenses not been waived. The Fund makes updated performance information available at the Fund’s website, www.crmfunds.com/funds-overview/performance, or at the following telephone number: 800-CRM-2883. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund’s average annual total returns for one, five and ten years, both before and after taxes, compared with those of a broad-based securities market index and an additional index that has characteristics relevant to the Fund’s investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns For Institutional Shares For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

Calendar YTD Total Return as of December 31, 2025: 11.18%

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart
26.03% For the quarter ended December 31, 2020	(29.55)% For the quarter ended March 31, 2020

Year to Date Return, Label [Optional Text]	Calendar YTD Total Return
Bar Chart, Year to Date Return	11.18%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter During the Period Covered in the Bar Chart
Highest Quarterly Return	26.03%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter During the Period Covered in the Bar Chart
Lowest Quarterly Return	(29.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of shares.
Performance [Table]
Average Annual Total Returns as of December 31, 2025	1 Year	5 Years	10 Years
Institutional Shares
Before Taxes	11.18%	8.47%	9.40%
After Taxes on Distributions	8.68%	5.66%	6.63%
After Taxes on Distributions and Sale of Shares	7.90%	5.94%	6.77%
Investor Shares
Before Taxes	10.92%	8.21%	9.13%
Russell 3000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)	15.71%	11.18%	10.46%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary. Returns after taxes on distributions and sale of shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of shares.

Performance Availability Website Address [Text]	www.crmfunds.com/funds-overview/performance
Performance Availability Phone [Text]	800-CRM-2883
CRM LONG/SHORT OPPORTUNITIES FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund’s average annual total returns for one year, five years and since inception, both before and after taxes, compared with those of the S&P 500® Index, which is a broad-based measure of overall market performance. Total returns would have been lower had certain fees and expenses not been waived. The Fund makes updated performance information available at the Fund’s website, www.crmfunds.com/funds-overview/performance, or at the following telephone number: 800-CRM-2883. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for Institutional Shares.
Bar Chart [Heading]	Annual Total Returns For Institutional Shares For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

Calendar YTD Total Return as of December 31, 2025: (1.55)%

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart
11.08% For the quarter ended March 31, 2024	(12.98)% For the quarter ended December 31, 2018

Year to Date Return, Label [Optional Text]	Calendar YTD Total Return
Bar Chart, Year to Date Return	(1.55%)
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter During the Period Covered in the Bar Chart
Highest Quarterly Return	11.08%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter During the Period Covered in the Bar Chart
Lowest Quarterly Return	(12.98%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns as of December 31, 2025	1 Year	5 Years	Since Inception (8/16/2016)
Institutional Shares
Before Taxes	(1.55)%	4.52%	5.19%
After Taxes on Distributions	(1.55)%	3.83%	4.53%
After Taxes on Distributions and Sale of Shares	(0.92)%	3.41%	4.01%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.93%

Performance Table One Class of after Tax Shown [Text]	Returns after taxes on distributions and sale of shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors. Returns after taxes on distributions and sale of shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of shares.

Performance Availability Website Address [Text]	www.crmfunds.com/funds-overview/performance
Performance Availability Phone [Text]	800-CRM-2883.